UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2016

Item #1. Reports to Stockholders.

INDEX	Toreador International Fund Toreador Core Fund Toreador Explorer Fund

Semi-Annual Report to Shareholders

TOREADOR INTERNATIONAL FUND

For the Six Months Ended
October 31, 2016
(unaudited)

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives,potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of October 31, 2016 and are subject to change at any time.

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
October 31, 2016 (unaudited)

		Fair
	Shares	Value

COMMON STOCK – 98.30%

AUSTRALIA – 5.38%
Cimic Group LTD	36,000	$810,541
Genworth Mortgage Insurance	372,444	867,181
Qantas Airways LTD	285,700	665,211
Star Entertainment Group LTD	179,679	682,222

		3,025,155

AUSTRIA – 1.19%
OMV AG	21,495	671,196

BELGIUM – 1.55%
KBC Groep NV	14,264	868,282

BERMUDA – 2.79%
Kunlun Energy Co. LTD	1,088,000	823,488
Skyworth Digital Holdings	1,146,647	742,205

		1,565,693

CANADA – 6.95%
Alimentation Couche-Tard	16,957	852,404
Eldorado Gold Corp.*	230,352	727,912
Genworth MI Canada Inc.	34,185	742,919
Home Capital Group Inc.	33,995	673,357
Kinross Gold Corp.*	236,000	910,960

		3,907,552

CHINA – 1.51%
China Cinda Asset Management	2,360,000	848,997

FINLAND – 1.42%
Stora Enso OYJ-R SHS	84,228	795,720

FRANCE – 7.35%
Atos	7,610	789,616
Iliad SA	4,145	868,627
Pernod Ricard SA	7,008	832,667
Thales SA	9,200	865,310
Sanofi ADR	19,941	775,505

		4,131,725

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS – continued
October 31, 2016 (unaudited)

		Fair
	Shares	Value

COMMON STOCKS – continued

GERMANY – 7.94%
Continental AG	4,026	$770,623
Freenet AG	26,074	746,414
Fresennius SE & Co KGAA	10,505	774,590
Osram Licht AG	12,182	689,981
Porsche Automobile Holding-P	14,214	765,715
Software AG	19,758	717,165

		4,464,488

GREAT BRITAIN – 12.13%
Berkeley Group Holdings	20,800	599,307
Capita Group PLC	52,364	374,790
Compass Group PLC	43,964	795,262
Diageo PLC Spon ADR	6,444	692,923
Imperial Brands PLC- Spon ADR	17,408	841,677
Indivior PLC	194,000	744,976
Lloyds Banking Group PLC – ADR	243,068	685,452
Reckitt Benckiser Group	9,032	806,747
SSE PLC	32,900	639,328
Subsea 7 SA*	56,727	637,506

		6,817,968

HONG KONG – 5.33%
Guangdong Investment LTD	383,568	579,642
SINO Biopharmaceutical	1,139,148	797,573
WH Group LTD	978,477	793,581
Yue Yuen Industrial Holdings	216,536	825,045

		2,995,841

IRELAND – 1.25%
Jazz Pharmaceuticals PLC*	6,421	702,907

ITALY – 1.38%
ACEA SPA	59,949	775,733

JAPAN – 23.54%
Astellas Pharma Inc.	54,200	804,386
Chiba Bank LTD	139,000	859,821

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS – continued
October 31, 2016 (unaudited)

		Fair
	Shares	Value

COMMON STOCKS – continued

JAPAN – continued
Coca Cola West Company LTD	28,600	$845,099
Dai Nippon Printing Co. LTD	78,400	786,388
Hitachi Chemical Co. LTD	35,800	838,104
Japan Airlines Co. LTD	22,600	665,870
Mitsubishi UFJ Financial Group Inc.	154,700	801,766
Mixi Inc.	22,400	823,906
NEC Corp.	284,057	759,612
Orix Corp.	58,500	927,215
Resona Holdings Inc.	198,300	879,404
Shinsei Bank, Ltd.	558,000	902,741
Softbank Group Corp. Unsponsored ADR	25,978	818,307
Sumitomo Mitsui Trust Holdings Inc.	24,350	822,635
Sumitomo Mitsui-Spon ADR	117,135	805,889
Toyota Boshoku Corp.	35,400	890,053

		13,231,196

NETHERLANDS – 4.02%
Euronext NV	20,884	834,870
LyondellBasell Indu-Class A	9,531	758,191
Sensata Technologies Holding*	18,571	663,542

		2,256,603

NEW ZEALAND – 1.06%
Air New Zealand LTD	431,211	595,383

NORWAY – 1.13%
Norsk Hydro ASA	141,400	633,400

SPAIN – 2.83%
ACS Actividades Cons Y S	27,253	834,706
Mediaset Espana Comunicacion	67,972	758,425

		1,593,131

SWEDEN – 2.60%
Axfood AB	49,904	780,951
Telia Co. AB	170,721	683,043

		1,463,994

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS – continued
October 31, 2016 (unaudited)

		Fair
	Shares	Value

COMMON STOCKS – continued

SWITZERLAND – 6.95%
Adecco SA-REG	13,535	$805,557
Aryzta AG	17,500	769,519
Novartis AG-Spon ADR	9,326	662,333
Swiss Re Ltd-Spon ADR	38,224	886,988
Temenos Group AG-REG	12,105	781,659

		3,906,056

TOTAL COMMON STOCKS – 98.30%
(Cost: $59,048,593)		55,251,020

TOTAL INVESTMENTS – 98.30%
(cost: $59,048,593)		55,251,020
Other assets, net of liabilities – 1.70%		957,594

TOTAL NET ASSETS – 100.00%		$56,208,614

*Non-income producing
ADR – Security represented is held by the custodian bank in the form of American Depositary Receipts

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2016 (unaudited)

ASSETS
Investments at fair value (identified cost of $59,048,593)	$55,251,020
Foreign currency at fair value (cost of $694,280)	693,686
Cash and cash equivalents	59,113
Receivable for capital stock sold	41,176
Dividends receivable	190,934
Prepaid expenses	55,810

56,291,739

LIABILITIES
Liabilities in excess of bank balance
Unrealized loss on foreign spot contracts	36
Payable for capital stock redeemed	3,199
Accrued investment management fees	51,975
Accrued administrative and transfer agent fees	5,012
Accrued professional fees	8,287
Accrued custodian and accounting fees	11,189
Other accrued expenses	3,427

83,125

NET ASSETS	$56,208,614

Net Assets Consist of:
Paid-in-capital applicable to 3,515,907 no par value shares of beneficial interest outstanding, unlimited shares authorized	$89,891,023
Accumulated net investment income (loss)	769,085
Accumulated net realized gain (loss) on investments and foreign currency transactions	(30,642,121)
Net unrealized appreciation (depreciation) of investments and foreign currency	(3,809,373)

Net Assets	$56,208,614

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Institutional Class
Net Assets	$45,294,911
Shares Outstanding	2,793,790
Net Asset Value, Offering and Redemption Price Per Share	$16.21

Short-Term Redemption Fee Price Per Share*	$16.05

Investor Class
Net Assets	$10,626,659
Shares Outstanding	700,552
Net Asset Value, Offering and Redemption Price Per Share	$15.17

Short-Term Redemption Fee Price Per Share*	$15.02

Class C
Net Assets	$287,044
Shares Outstanding	21,565
Net Asset Value, Offering and Redemption Price Per Share	$13.31

Short-Term DSC Price Per Share**	$13.04

* Institutional Class and Investor Class will impose a 1% redemption fee on shares redeemed within 90 days of purchase.
** The Class C Shares will impose a 2% DSC fee on shares redeemed within 2 years from purchase.

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
STATEMENT OF OPERATIONS

Six months ended
October 31, 2016
(unaudited)

INVESTMENT INCOME
Dividend (net of foreign tax withheld of $126,848)	$1,050,926
Interest	228

Total investment income	1,051,154

EXPENSES
Investment management fees (Note 2)	361,580
Rule 12b-1 and servicing fees (Note 2)
Investor Class	20,533
Class C	1,463
Recordkeeping and administrative services (Note 2)	19,078
Accounting fees	17,632
Custody fees	22,427
Transfer agent fees (Note 2)	12,183
Professional fees	16,471
Filing and registration fees	19,075
Trustees fees	1,612
Compliance fees	3,600
Shareholder services and reports	23,535
Other	9,715

Total expenses	528,904

Net investment income (loss)	522,250

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES AND RELATED TRANSACTIONS
Net realized gain (loss) on investments	(267,269)
Net realized gain (loss) on foreign currency transactions	2,261
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(1,932,712)
Net increase (decrease) in unrealized appreciation (depreciation) of foreign currencies	(17,191)

Net realized and unrealized gain (loss) on investments and foreign currencies and related transactions	(2,214,911)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,692,661)

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended	Year ended
	October 31, 2016	April 30,
	(unaudited)	2016

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$522,250	$681,318
Net realized gain (loss) on investments and foreign currency transactions	(265,008)	(2,845,551)
Net increase (decrease) in unrealized appreciation appreciation (depreciation) of investments and foreign currencies	(1,949,903)	(4,527,326)

Increase (decrease) in net assets from operations	(1,692,661)	(6,691,559)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Institutional Class	(178,181)	(431,643)
Investor Class	(23,372)	(134,938)
Class C	–	–

Decrease in net assets from distributions	(201,553)	(566,581)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	3,686,860	14,792,846
Investor Class	1,222,654	4,465,731
Class C	5,009	13,891
Distributions reinvested
Institutional Class	46,880	135,354
Investor Class	22,673	131,395
Class C	–	–
Shares redeemed
Institutional Class	(3,918,201)	(12,238,037)
Investor Class	(7,413,235)*	(6,473,745)
Class C	(6,820)	(117,350)

Increase (decrease) in net assets from capital stock transactions	(6,354,180)	710,085

NET ASSETS
Increase (decrease) during period	(8,248,394)	(6,548,055)
Beginning of period	64,457,008	71,005,063

End of period**	$56,208,614	$64,457,008

**Includes undistributed net investment income (loss) of:	$769,085	$446,127

* Reflects redemption fees of $98.

See Notes to Financial Statements

9

TOREADOR INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Institutional Class Shares

				Period
	Six months ended			September 1, 2014
	October 31, 2016		Year ended	through		Years ended August 31,

	(unaudited)		April 30, 2016	April 30, 2015(2)		2014	2013(B)		2012		2011

Net asset value, beginning of period	$16.71		$18.54	$18.73		$16.15	$14.79		$22.30		$20.44

Investment activities
Net investment income (loss)(1)	0.14		0.19	0.10		0.29	(0.07)		(0.08)		(0.15)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.58)		(1.86)	(0.15)		2.29	1.43		(7.43)		2.01

Total from investment activities	(0.44)		(1.67)	(0.05)		2.58	1.36		(7.51)		1.86

Distributions
Net investment income	(0.06)		(0.16)	(0.14)		–	–		–		–

Total distributions	(0.06)		(0.16)	(0.14)		–	–		–		–

Net asset value, end of period	$16.21		$16.71	$18.54		$18.73	$16.15		$14.79		$22.30

Total Return	(2.61%	)**	(9.03% )	(0.19%	)**	15.98%	9.20%		(33.68%	)	9.10%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.61%	*	1.58%	1.64%	*	2.05%	3.49%		3.88%	(A)	2.77%
Expenses, net of management fee waivers, expense reimbursements and recovery of previously waived fees	1.61%	*	1.58%	1.75%	*	1.75%	2.02%		2.93%	(A)	2.50%
Net investment income (loss)	1.73%	*	1.09%	0.89%	*	1.55%	(0.45%	)	(0.43%	)	(0.60%	)
Portfolio turnover rate	15.13%	**	60.30%	39.73%	**	162.80%	224.42%		37.69%		54.05%
Net assets, end of period (000’s)	$45,295		$46,931	$49,291		$48,391	$1,151		$620		$12,138

*	Annualized
**	Not annualized
(A)	Expense ratio includes expenses incurred for changing investment advisors effective August 2, 2012 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.43% reduction in the expense ratio for the year ended August 31, 2012.
(B)	Effective December 27, 2012, the shareholders voted to approve Toreador Research & Trading, LLC to act as investment advisor to the Fund and to change the Fund’s investment objective and strategy from a Russia focused fund to an international fund.
(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(2)	On January 27, 2015, the Board of Trustees approved that the fiscal year end be April 30.

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Investor Class Shares(2)

				Period
	Six months ended			September 1, 2014
	October 31, 2016		Year ended	through		Years ended August 31,

	(unaudited)		April 30, 2016	April 30, 2015(3)		2014	2013(B)		2012		2011

Net asset value, beginning of period	$15.62		$17.34	$17.52		$15.14	$13.90		$20.92		$19.22

Investment activities
Net investment income (loss)(1)	0.11		0.13	0.07		0.22	(0.10)		(0.12)		(0.20)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.54)		(1.73)	(0.14)		2.16	1.34		(6.90)		1.90

Total from investment Activities	(0.43)		(1.60)	(0.07)		2.38	1.24		(7.02)		1.70

Distributions
Net investment income	(0.02)		(0.12)	(0.11)		–	–		–

Net realized gain	–		–	–		–	–		–		–

Total distributions	(0.02)		(0.12)	(0.11)		–	–		–		–

Net asset value, end of period	$15.17		$15.62	$17.34		$17.52	$15.14		$13.90		$20.92

Total Return	(2.75%	)**	(9.26% )	(0.34%	)**	15.72%	8.92%		(33.56%	)	8.84%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.86%	*	1.83%	1.89%	*	2.30%	3.74%		4.13%	(A)	3.02%
Expenses, net of management fee waivers, expense reimbursements and recovery of previously waived fees	1.86%	*	1.83%	2.00%	*	2.00%	2.27%		3.18%	(A)	2.75%
Net investment income (loss)	1.48%	*	0.84%	0.64%	*	1.30%	(0.70%	)	(0.68%	)	(0.85%	)
Portfolio turnover rate	15.13%	**	60.30%	39.73%	**	162.80%	224.42%		37.69%		54.05%
Net assets, end of period (000’s)	$10,627		$17,228	$21,271		$17,499	$9,179		$10,885		$23,624

*	Annualized
**	Not annualized
(A)	Expense ratio includes expenses incurred for changing investment advisors effective August 2, 2012 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.43% reduction in the expense ratio for the year ended August 31, 2012.
(B)	Effective December 27, 2012, the shareholders voted to approve Toreador Research & Trading, LLC to act as investment advisor to the Fund and to change the Fund’s investment objective and strategy from a Russia focused fund to an international fund.
(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(2)	Effective January 2, 2013, Class A shares were re-designated Investor Shares.
(3)	On January 27, 2015, the Board of Trustees approved that the fiscal year end be April 30.

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class C Shares

				Period
	Six months ended			September 1, 2014
	October 31, 2016		Year ended	through		Years ended August 31,

	(unaudited)		April 30, 2016	April 30, 2015(2)		2014	2013(B)		2012		2011

Net asset value, beginning of period	$13.74		$15.27	$15.40		$13.39	$12.39		$18.78		$17.38

Investment activities
Net investment income (loss)(1)	0.05		0.01	(0.01)		0.08	(0.19)		(0.22)		(0.33)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.48)		(1.54)	(0.12)		1.93	1.19		(6.17)		1.73

Total from investment activities	(0.43)		(1.53)	(0.13)		2.01	1.00		(6.39)		1.40

Net asset value, end of period	$13.31		$13.74	$15.27		$15.40	$13.39		$12.39		$18.78

Total Return	(3.13%	)**	(10.02% )	(0.84%	)**	15.01%	8.07%		(34.03%	)	8.06%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.61%	*	2.58%	2.64%	*	3.05%	4.49%		4.89%	(A)	3.77%
Expenses, net of management fee waivers, expense reimbursements and recovery of previously waived fees	2.61%	*	2.58%	2.75%	*	2.75%	3.02%		3.94%	(A)	3.50%
Net investment income (loss)	0.73%	*	0.09%	(0.11%	)*	0.55%	(1.45%	)	(1.43%	)	(1.60%	)
Portfolio turnover rate	15.13%	**	60.30%	39.73%	**	162.80%	224.42%		37.69%		54.05%
Net assets, end of period (000’s)	$287		$298	$446		$494	$447		$659		$1,345

*	Annualized
**	Not annualized
(A)	Expense ratio includes expenses incurred for changing investment advisors effective August 2, 2012 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.43% reduction in the expense ratio for the year ended August 31, 2012.
(B)	Effective December 27, 2012, the shareholders voted to approve Toreador Research & Trading, LLC to act as investment advisor to the Fund and to change the Fund’s investment objective and strategy from a Russia focused fund to an international fund.
(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(2)	On January 27, 2015, the Board of Trustees approved that the fiscal year end be April 30.

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2016 (unaudited)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The Toreador International Fund (the “Fund”), formerly the Third Millennium Russia Fund, is a non-diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under The Investment Company Act of 1940, as amended, as an open-end management company. The Fund was established in June, 1998 as a series of The World Funds, Inc. (“TWF”). Initial outside investors purchased Class A shares of the Fund on June 29, 1998. However, investment operations of the Fund did not commence for Class A shares until October 1, 1998. Commencement of operations for Class C shares was December 3, 2003 and January 30, 2004 for Institutional Class shares. Effective December 27, 2012, the shareholders voted to approve Toreador Research & Trading, LLC to act as investment adviser to the Fund and to change the Fund’s investment objective and strategy from a Russia focused fund to an international fund. Effective January 2, 2013, the Class A shares were re-designated as Investor Class shares. On August 15, 2014, the Fund was reorganized from TWF into the Trust. On January 27, 2015, the Trust’s Board approved that the fiscal year end for the Fund be set as April 30.

The investment objective of the Fund is capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the average of the bid and ask price on the valuation date. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Trustees of the Fund. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
October 31, 2016 (unaudited)

approximates market value. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated in U.S. dollars at the current exchange rate. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with GAAP, “Fair Value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
October 31, 2016 (unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2016:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stock
Australia	$3,025,155	$–	$–	$3,025,155
Austria	671,196	–	–	671,196
Belgium	868,282	–	–	868,282
Bermuda	1,565,693	–	–	1,565,693
Canada	3,907,552	–	–	3,907,552
China	848,997	–	–	848,997
Finland	795,720	–	–	795,720
France	4,131,725	–	–	4,131,725
Germany	4,464,488	–	–	4,464,488
Great Britain	6,817,968	–	–	6,817,968
Hong Kong	2,995,841	–	–	2,995,841
Ireland	702,907	–	–	702,907
Italy	775,733	–	–	775,733
Japan	13,231,196	–	–	13,231,196
Netherlands	2,256,603	–	–	2,256,603
New Zealand	595,383	–	–	595,383
Norway	633,400	–	–	633,400
Spain	1,593,131	–	–	1,593,131
Sweden	1,463,994	–	–	1,463,994
Switzerland	3,906,056	–	–	3,906,056

Total Common Stocks	$55,251,020	$–	$–	$55,251,020

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and country.

There were no transfers into or out of any levels during the six months ended October 31, 2016. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the six months ended October 31, 2016.

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
October 31, 2016 (unaudited)

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

The Fund recognizes tax benefits on certain tax positions only where the position is “more likely than not” to be sustained assuming investigation from tax authorities. Management has reviewed the Fund’s tax positions for each of the open tax years (2014-2016) or expected to be taken in the Fund’s 2017 tax returns. The Fund has identified its major tax jurisdiction to be U.S. tax authorities. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the six months ended October 31, 2016, there were no such reclassifications.

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
October 31, 2016 (unaudited)

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Fund currently offers three classes of shares. Investor Class and Institutional Class shares include a redemption fee of 1% on the proceeds of shares redeemed within 90 days of purchase. Class C shares include a maximum deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Fund’s investment advisor, Toreador Research & Trading, LLC (“TRT”) provides investment services for an annual fee of 1.15% of average daily net assets of the Fund.

For the six months ended October 31, 2016, TRT earned fees of $361,580.

TRT has contractually agreed to waive its management fee and/or and reimburse expenses so that total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expense, dividend expense on short sales, any 12b-1 fees, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) do not exceed 1.75% of the Fund’s Institutional Class’ average daily net assets through August 31, 2017. Each waiver or reimbursement of an expense by TRT is subject to repayment by the Fund within three fiscal years

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
October 31, 2016 (unaudited)

following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement. This expense limitation agreement may be terminated by TRT or the Board of Trustees of the Trust at any time after August 31, 2017. As of October 31, 2016, there were no waivers available for reimbursement.

The Fund’s Investor Class and Class C shares have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. For the Investor Class shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 0.25% of the Fund’s Investor Class’s average daily net assets. For Class C shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 1.00% of Class C’s average daily net assets, of which 0.75% represents distribution 12b-1 fees and 0.25% represents shareholder servicing fees. The fees are paid to the Distributor as reimbursement for expenses incurred for distribution-related activity. For the six months ended October 31, 2016, the following fees under the Plan were incurred:

Class	Type of Plan	Fees Incurred

Investor Class	12b-1	$20,533
Class C	12b-1	$1,097
Class C	Shareholder Servicing	$366

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the six months ended October 31, 2016, FDCC received no underwriting fees. In addition, FDCC receives a deferred sales charge (“DSC”) of 2% for certain Fund share redemptions occurring within two years of purchase. Shares redeemed subject to a DSC will receive a lower redemption value per share. For the six months ended October 31, 2016, FDCC received no DSC fees.

Commonwealth Fund Services, Inc. (“CFS”), acts as the Fund’s administrator and transfer agent and divided disbursing agent. As administrator, CFS provides shareholder services, recordkeeping, administrative and blue-sky filing services. For the six months ended October 31, 2016, the following fees were earned:

Administration	Transfer Agent

$19,078	$12,183

Certain officers of the Fund are also officers and/or directors of FDCC and CFS. Additionally, John H. Lively of the Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
October 31, 2016 (unaudited)

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from sales of securities other than short-term notes for the six months ended October 31, 2016, were as follows:

Purchases	Sales

$9,321,548	$15,171,932

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of the distributions paid during the six months ended October 31, 2016 and the year ended April 30, 2016, was as follows:

	Six months ended October 31, 2016 (unaudited)	Year ended April 30, 2016

Distributions paid from Ordinary income	$201,553	$566,581

As of October 31, 2016, the components of distributable earnings on a tax basis were as follows:

Accumulated net investment income (loss)	$769,085
Accumulated net realized loss	(30,642,121)
Unrealized appreciation (depreciation) of investments and foreign currency transactions	(3,809,373)

$(33,682,409)

Under the Regulated Investment Company Modernization Act of 2010 (“2010 Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and / or long-term losses. Under the laws in effect prior to the 2010 Act, pre-enactment net capital losses were

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
October 31, 2016 (unaudited)

carried forward for eight years and treated as short-term losses. As a transition rule, the 2010 Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As of April 30, 2016, the Fund has a capital loss carryforward of $27,939,964 available to offset future capital gains, if any. To the extent that this carryforward is used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders. $20,909,458 of this carryforward will expire in 2018 and is considered short-term and $7,030,506 may be carried forward indefinitely of which $3,306,584 is considered short-term and $3,723,922 is considered long-term.

As of October 31, 2016, cost for Federal Income tax purpose and net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)

$59,048,592	$6,044,360	$(7,909,221)	$(1,864,861)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Six months ended October 31, 2016 (unaudited)

	Investor Class Shares	C Class Shares	Institutional Class Shares

Shares sold	79,921	375	224,370
Shares reinvested	1,475	–	2,855
Shares redeemed	(483,673)	(501)	(241,177)

Net increase (decrease)	(402,277)	(126)	(13,952)

Year ended April 30, 2016

	Investor Class Shares	C Class Shares	Institutional Class Shares

Shares sold	287,064	1,023	883,402
Shares reinvested	8,285	–	7,986
Shares redeemed	(419,425)	(8,525)	(742,024)

Net increase (decrease)	(124,076)	(7,502)	149,364

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
October 31, 2016 (unaudited)

NOTE 6 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

TOREADOR INTERNATIONAL FUND
SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

TOREADOR INTERNATIONAL FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, redemption fees on certain redemptions made within 90 days of purchase of Investor Class and Institutional Class shares and deferred sales charges on certain redemptions made within two years of purchase of Class C shares and (2) ongoing costs, including management fees, distribution fees (12b-1) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, May 1, 2016 and held for the six months ended October 31, 2016.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

TOREADOR INTERNATIONAL FUND – continued
FUND EXPENSES (unaudited)

	Beginning Account Value 5/1/16	Ending Account Value 10/31/16	Annualized Expense Ratio	Expenses Paid During Period Ended* 10/31/16
Institutional Class Actual	$1,000.00	$ 973.90	1.58%	$ 8.02
Institutional Class Hypothetical**	$1,000.00	$1,016.94	1.58%	$ 8.20
Investor Class Actual	$1,000.00	$ 972.50	1.83%	$ 9.26
Investor Class Hypothetical**	$1,000.00	$1,015.69	1.83%	$ 9.46
Class C Actual	$1,000.00	$ 968.70	2.58%	$12.96
Class C Hypothetical**	$1,000.00	$1,011.94	2.58%	$13.25

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

** 5% return before expenses

Investment Advisor:
Toreador Research & Trading, LLC 422 Fleming Street, Suite 7 Key West, Florida 33040

Distributor:
First Dominion Capital Corp. 8730 Stony Point Parkway, Suite 205 Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller and Baker LLP 1818 Market Street, Suite 2400 Philadelphia, Pennsylvania 19103

Transfer Agent and Fund Administration:
Commonwealth Fund Services, Inc. 8730 Stony Point Parkway, Suite 205 Richmond, Virginia 23235

Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc. A member firm of The 1940 Act Law GroupTM 11300 Tomahawk Creek Parkway, Suite 310 Leawood, Kansas 66211

Custodian:
Brown Brothers Harriman & Co. 50 Post Office Square Boston, Massachusetts 02110

More Information:
For 24 hours, 7 days a week price information, and for information on any series of the World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services, Inc. at (800) 673-0550 Toll Free.

Semi-Annual Report to Shareholders

TOREADOR CORE FUND

For the Six Months Ended
October 31, 2016
(unaudited)

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of October 31, 2016 and are subject to change at any time.

1

2

TOREADOR CORE FUND
SCHEDULE OF INVESTMENTS
October 31, 2016
(unaudited)

		Fair
	Shares	Value

COMMON STOCKS – 99.34%
CONSUMER DISCRETIONARY – 10.09%
AMC Networks Inc – Class A*	15,244	$745,889
Aramark	29,398	1,094,488
Kohl’s Corp.	24,273	1,061,944
Lowe’s Companies, Inc.	13,053	869,982
Macy’s Inc.	26,460	965,525
Marriott International, Inc. – Class A	15,309	1,051,728
Omnicom Group Inc.	12,158	970,452
O’Reilly Automotive, Inc.*	3,303	873,445
Staples, Inc.	121,429	898,575
The Michaels Cos. Inc. *	37,538	872,759

		9,404,787

CONSUMER STAPLES – 6.95%
Altria Group, Inc.	14,152	935,730
Blue Buffalo Pet Products, Inc.*	39,080	981,690
Bunge LTD	14,831	919,670
Constellation Brands	11,799	835,959
Tyson Foods Inc. “A”*	11,023	911,933
Walgreens Boots Alliance, Inc.	13,007	910,750
Walmart	5,885	983,501

		6,479,233

ENERGY – 5.10%
Apache Corp.	16,684	992,364
Diamond Offshore Drilling, Inc.*	64,084	1,056,745
Rowan Companies PLC A	60,937	808,634
Valero Energy Corp.	17,387	1,030,006
World Fuel Services Corp.	21,505	865,576

		4,753,325

FINANCIALS – 15.82%
Aflac, Inc.	13,596	936,356
The Allstate Corp.	13,542	919,502
American Express	15,172	1,007,724
Aspen Insurance Holdings	20,119	970,742
Bank of America Corp.	109,579	1,808,053
Capital One Financial Corp.	14,177	1,049,665
Discover Financial Services	15,826	891,479

3

TOREADOR CORE FUND
SCHEDULE OF INVESTMENTS – continued
October 31, 2016
(unaudited)

		Fair
	Shares	Value

COMMON STOCKS – continued

FINANCIALS – continued
Everest Re Group Ltd.	5,327	$1,084,151
Hanover Insurance Group Inc.	12,603	960,223
Lincoln National Corp.	21,954	1,077,722
Prudential Financial, Inc.	12,885	1,092,519
Regions Financial Corp.	101,000	1,081,710
The Travelers Cos., Inc.	8,260	893,567
Unum Group	27,162	961,535

		14,734,948

HEALTH CARE – 12.49%
AbbVie, Inc.	18,111	1,010,231
Allergan PLC*	9,400	1,964,036
Amgen, Inc.	5,661	799,107
Anthem, Inc.	7,442	906,882
C. R. Bard, Inc.	4,295	930,641
HCA Holdings, Inc.*	12,572	962,135
Hologic, Inc.*	29,204	1,051,636
Johnson & Johnson	8,319	964,921
Stryker Corp.	8,449	974,592
United Therapeutics Corp.*	9,571	1,149,190
VCA, Inc.*	15,059	925,526

		11,638,897

INDUSTRIAL – 7.60%
AMERCO	2,410	776,960
Avis Budget Group, Inc.*	28,747	930,253
B/E Aerospace, Inc.	16,859	1,003,448
Delta Air Lines, Inc.	24,550	1,025,453
HD Supply Holdings, Inc.*	26,006	858,198
The Middleby Corp.*	6,918	775,577
Nielsen Holdings PLC	16,361	736,572
United Rentals, Inc.*	12,851	972,307

		7,078,768

INFORMATION TECHNOLOGY – 35.37%
ARRIS Group, Inc.*	33,565	932,436
Broadcom LTD	6,090	1,037,005
CDW Corp.	23,093	1,037,107

4

TOREADOR CORE FUND
SCHEDULE OF INVESTMENTS – continued
October 31, 2016
(unaudited)

		Fair
	Shares	Value

COMMON STOCKS – continued

INFORMATION TECHNOLOGY – continued
CommScope Holdings Co., Inc.*	30,708	$938,130
Corning Inc.	40,727	924,910
Fiserv, Inc.*	9,157	901,781
FleetCor Technologies Inc.*	6,731	1,179,944
Intel Corp.	227,305	7,926,125
Lam Research Corp.	9,919	960,754
Mastercard Inc.	9,113	975,273
Micron Technology, Inc.*	555,000	9,523,800
NCR Corp.*	28,946	1,014,557
Teradata Corp.*	30,847	831,635
Total System Services, Inc.	18,792	937,345
VeriSign, Inc.*	12,081	1,015,046
Visa, Inc. – Class A	12,394	1,022,629
The Western Union Co.	44,245	887,997
Xerox Corp.	93,176	910,330

		32,956,804

MATERIALS – 2.59%
Domtar Corp.	32,807	1,179,412
LyondellBasell Industries NV – Class A	15,451	1,229,127

		2,408,539

TELECOMMUNICATION SERVICES – 0.92%
Verizon Communications	17,900	860,990

UTILITIES – 2.41%
Entergy Corp.	15,223	1,121,631
UGI Corp.	24,304	1,125,032

		2,246,663

TOTAL COMMON STOCKS – 99.34%
(Cost: $86,013,599)		92,562,954

TOTAL INVESTMENTS – 99.34%
(Cost: $86,013,599)		92,562,954
Other assets, net of liabilities – 0.66%		612,827

NET ASSETS – 100%		$93,175,781

* Non-income producing

See Notes to Financial Statements

5

TOREADOR CORE FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2016 (unaudited)

ASSETS
Investments at fair value (identified cost of $86,013,599)	$92,562,954
Receivable for securities sold	820,949
Receivable for capital stock sold	141,375
Dividends receivable	50,463
Prepaid expenses	62,802

93,638,543

LIABILITIES
Liabilities in excess of bank balance	252,380
Payable for capital stock redeemed	111,443
Accrued investment management fees	45,189
Accrued administrative, transfer agent and accounting fees	9,365
Accrued professional fees	28,518
Other accrued expenses	15,867

462,762

NET ASSETS	$93,175,781

Net Assets Consist of:
Paid-in-capital applicable to 6,673,973 no par value shares of beneficial interest outstanding, unlimited shares authorized	$80,952,985
Accumulated net investment income (loss)	661,444
Accumulated net realized gain (loss) on investments	5,011,997
Net unrealized appreciation (depreciation) of investments	6,549,355

Net Assets	$93,175,781

NET ASSET VALUE PER SHARE
Institutional Class Shares:
Net Assets	$57,199,823
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	4,093,108
Net Asset Value and Offering Price Per Share	$13.97

Short-Term Redemption Fee Price Per Share*	$13.69

Retail Class Shares:
Net Assets	$35,975,958
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	2,580,865
Net Asset Value and Offering Price Per Share	$13.94

Short-Term Redemption Fee Price Per Share*	$13.66

* Institutional Class and Investor Class Share will impose a 2% redemption fee on shares redeemed within 60 days of purchase.

See Notes to Financial Statements

6

TOREADOR CORE FUND
STATEMENT OF OPERATIONS

Six months ended
October 31, 2016
(unaudited)

INVESTMENT INCOME
Dividend	$940,748
Interest	104

Total investment income	940,852

EXPENSES
Investment management fees (Note 2)	469,373
Administrative Services Plan fees – Retail Class (Note 2)	51,466
Recordkeeping and fund administrative services (Note 2)	28,866
Accounting fees	20,734
Custody fees	8,064
Transfer agent fees (Note 2)	22,318
Professional fees	17,536
Filing and registration fees	33,151
Trustees fees	2,973
Compliance fees	3,680
Shareholder services and reports	39,877
Other	17,095

Total expenses	715,133
Management fee waivers (Note 2)	(168,218)

Net Expenses	546,915

Net investment income (loss)	393,937

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	731,181
Net increase (decrease) in unrealized appreciation (depreciation) of investments	4,619,652

Net realized and unrealized gain (loss) on investments	5,350,833

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$5,744,770

See Notes to Financial Statements

7

TOREADOR CORE FUND
STATEMENT OF CHANGES IN NET ASSETS

	Six months ended
	October 31, 2016	Year ended
	(unaudited)	April 30, 2016

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$393,937	$671,723
Net realized gain (loss) on investments	731,181	6,923,055
Net increase (decrease) in unrealized appreciation (depreciation) of investments	4,619,652	(21,664,329)

Increase (decrease) in net assets from operations	5,744,770	(14,069,551)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Institutional Class	–	(490,582)
Retail Class	–	(213,735)
Net realized gains
Institutional Class	–	(1,371,924)
Retail Class	–	(1,110,044)

Decrease in net assets from distributions	–	(3,186,285)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	2,117,688	37,714,256
Retail Class	1,772,108	21,688,670
Distributions reinvested
Institutional Class	–	1,137,226
Retail Class	–	1,197,852
Shares redeemed
Institutional Class	(19,737,154)*	(34,616,075)*
Retail Class	(23,181,848)*	(34,194,082)*

Increase (decrease) in net assets from capital stock transactions	(39,029,206)	(7,072,153)

NET ASSETS
Increase (decrease) during period	(33,284,436)	(24,327,989)
Beginning of period	126,460,217	150,788,206

End of period**	$93,175,781	$126,460,217

** Includes undistributed net investment income (loss) of:	$661,444	$267,507

* Reflects redemption fees of $– and $68 in the Institutional Class and $– and $4 in the Retail Class.

See Notes to Financial Statements

8

TOREADOR CORE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Institutional Class Shares

	Six months ended
	October 31, 2016		Years ended April 30

	(unaudited)		2016	2015	2014	2013	2012

Net asset value, beginning of period	$13.20		$14.68	$13.88	$12.21	$10.83	$11.04

Investment activities
Net investment income (loss)(1)	0.06		0.08	0.06	0.05	0.08	0.04
Net realized and unrealized gain (loss) on options contracts purchased	0.71		(1.25)	1.86	2.84	1.77	(0.21)

Total from investment activities	0.77		(1.17)	1.92	2.89	1.85	(0.17)

Distributions
Net investment income	–		(0.08)	(0.04)	(0.04)	(0.09)	(0.05)
Net realized gain	–		(0.23)	(1.08)	(1.18)	(0.38)	–

Total distributions	–		(0.31)	(1.12)	(1.22)	(0.47)	(0.05)

Paid-in capital from redemption fees(A)	–		–	–	–	–	–

Payment by an affiliate for investment violation and trading error (Note 3)	–		–	–	–	–	0.01

Net asset value, end of period	$13.97		$13.20	$14.68	$13.88	$12.21	$10.83

Total Return	5.83%	**	(8.12% )	13.86%	23.97%	17.69%	(1.42% )

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.27%	*	1.18%	1.25%	1.33%	1.49%	1.43%
Expenses, net of management fee waivers and reimbursements	0.95%	*	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income (loss)	0.85%	*	0.56%	0.45%	0.39%	0.70%	0.47%
Portfolio turnover rate	25.78%	**	67.73%	64.00%	95.00%	77.00%	105.00%
Net assets, end of period (000’s)	$57,200		$71,174	$76,495	$48,047	$24,901	$19,673

(A)	Less than 0.01 per share.
(1)	Per share amounts calculated using the average number of shares outstanding throughout each period.
*	Annualized
**	Not annualized

See Notes to Financial Statements

9

TOREADOR CORE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

			Retail Class Shares

	Six months ended
	October 31, 2016		Years ended April 30,

	(unaudited)		2016	2015	2014	2013	2012

Net asset value, beginning of period	$13.19		$14.66	$13.87	$12.20	$10.82	$11.03

Investment activities
Net investment income (loss)(1)	0.04		0.04	0.02	0.01	0.06	0.03
Net realized and unrealized gain (loss) on investments and options contracts purchased	0.71		(1.24)	1.85	2.85	1.76	(0.23)

Total from investment activities	0.75		(1.20)	1.87	2.86	1.82	(0.20)

Distributions
Net investment income	–		(0.04)	–	(0.01)	(0.06)	(0.02)
Net realized gain	–		(0.23)	(1.08)	(1.18)	(0.38)	–

Total distributions	–		(0.27)	(1.08)	(1.19)	(0.44)	(0.02)

Paid-in capital from redemption fees(A)	–		–	–	–	–	–

Payment by an affiliate for investment violation and trading error (Note 3)	–		–	–	–	–	0.01

Net asset value, end of period	$13.94		$13.19	$14.66	$13.87	$12.20	$10.82

Total Return	5.69%	**	(8.30% )	13.57%	23.72%	17.37%	(1.67% )
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.52%	*	1.43%	1.50%	1.58%	1.73%	1.65%
Expenses, net of management fee waivers and reimbursements	1.20%	*	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment income (loss)	0.60%	*	0.31%	0.20%	0.15%	0.44%	0.27%
Portfolio turnover rate	25.78%	**	67.73%	64.00%	95.00%	77.00%	105.00%
Net assets, end of period (000’s)	$35,976		$55,286	$74,294	$51,700	$29,109	$31,207

(A)	Less than $0.01 per share.
(1)	Per share amounts calculated using the average number of shares outstanding throughout each period.
*	Annualized
**	Not annualized

See Notes to Financial Statements

10

TOREADOR CORE FUND
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2016 (unaudited)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The Toreador Core Fund (the “Fund”) is a diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under The Investment Company Act of 1940, as amended, as an open-end management company. The Fund was established in December 2005 as a series of Unified Series Trust (“UST”). On May 8, 2015, the Fund was reorganized from UST into the Trust.

The investment objective of the Fund is to seek long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the average of the bid and ask price on the valuation date. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Trustees of the Fund. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

11

TOREADOR CORE FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
October 31, 2016 (unaudited)

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Trust uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2016:

Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Observable
	Prices	Inputs	Inputs	Total

Common Stocks	$92,562,954	$ –	$ –	$92,562,954

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

12

TOREADOR CORE FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
October 31, 2016 (unaudited)

There were no transfers into or out of any levels during the six months ended October 31, 2016. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the six months ended October 31, 2016.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the Fund’s tax positions for each of the open tax years (2014-2016) or expected to be taken in the Fund’s 2017 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended October 31, 2016, there were no such reclassifications.

13

TOREADOR CORE FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
October 31, 2016 (unaudited)

Class Net Asset Values and Expenses

All income and expenses not attributable to a particular class and realized and unrealized gains or losses on investments are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and administrative services plan fees are allocated to the particular class to which they are attributable.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Fund’s investment advisor, Toreador Research & Trading, LLC (“TRT”) provides investment services for an annual fee of 0.90% of average daily net assets of the Fund. TRT received, waived, and reimbursed expenses for the six months ended October 31, 2016 as follows:

Management Fee Earned	Management Fee Waived

$469,373	$168,218

TRT has contractually agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses (excluding brokerage fees and commissions; fees paid pursuant to the Administrative Services Plan (Retail only); borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees, and extraordinary litigation expenses) do not exceed 0.95% of the Fund’s average daily net assets through August 31, 2017. Each waiver or reimbursement of an expense by TRT is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement. This expense cap may not be terminated prior to August 31, 2017 except by the Board of Trustees. The total amounts of recoverable reimbursements as of October 31, 2016 are as follows:

Recoverable Reimbursements and Expiration Dates

2017	2018	2019	2020	Total
$279,176	$391,710	$341,634	$168,218	$1,180,738

The Fund has adopted an Administrative Services Plan with respect to Retail Shares, pursuant to which the Fund pays an annual fee of 0.25% of the average daily net assets of the Fund’s Retail Shares to the Adviser to compensate financial intermediaries that provide administrative services to the Retail Shares shareholders pursuant to a written agreement with the Fund or the Fund’s distributor. Financial intermediaries eligible to receive payments under the Administrative Services Plan include mutual fund supermarkets and other platforms sponsored by any 401(k) plan, bank, trust company

14

TOREADOR CORE FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
October 31, 2016 (unaudited)

or broker-dealer that has entered into an agreement with the Fund, its distributor and/or the Adviser to provide ongoing administrative and shareholder account services to their customers who hold the Fund’s Retail Shares. For purposes of the Administrative Services Plan, administrative services include, but are not limited to (i) acting as record holder and nominee of Retail Shares beneficially owned by the financial intermediary’s customers; (ii) providing sub-accounting services to such customers; (iii) processing and issuing confirmations with respect to orders to purchase, redeem or exchange Retail Shares; (iv) processing dividend payments; and (v) providing periodic account statements. Over time, administrative services fees increase the cost of your investment in the Fund’s Retail Shares because these fees are paid out of the assets of the Retail Shares on an on-going basis. For the six months ended October 31, 2016, there were $51,466 in Retail Class Administrative Services expenses incurred.

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the six months ended October 31, 2016, FDCC received no underwriting fees.

Commonwealth Fund Services, Inc. (“CFS”), acts as the Fund’s administrator, transfer and dividend disbursing agent, and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the six months ended October 31, 2016, the following fees were earned:

Administration	Transfer Agent	Accounting
$28,866	$22,318	$20,734

Certain officers of the Trust are also officers and/or directors of FDCC and CFS. Additionally, John H. Lively of the Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended October 31, 2016, were as follows:

Purchases	Sales
$27,007,697	$65,503,850

15

TOREADOR CORE FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
October 31, 2016 (unaudited)

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For the six months ended October 31, 2016 there were no distributions paid. The tax character of distributions paid during the year ended April 30, 2016 was as follows:

Year ended
April 30, 2016

Distributions paid from:
Ordinary income	$713,126
Accumulated net realized gain on investments	2,473,159

$3,186,285

As of October 31, 2016 the components of distributable earnings on a tax basis were as follows:

Accumulated net investment income	$661,444
Accumulated net realized gain (loss) of investments	5,011,997
Net unrealized appreciation (depreciation) of investments	6,549,355

$12,222,796

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

	Gross	Gross	Total Unrealized
	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)

86,013,599	$11,099,373	$(4,550,018)	$6,549,355

16

TOREADOR CORE FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
October 31, 2016 (unaudited)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions for each class of shares were:

Six months ended October 31, 2016 (unaudited)

	Institutional Class Shares	Retail Class Shares

Shares sold	154,671	129,968
Shares reinvested	–	–
Shares redeemed	(1,453,199)	(1,742,023)

Net increase (decrease)	(1,298,528)	(1,612,055)

Year ended April 30, 2016

	Institutional Class Shares	Retail Class Shares

Shares sold	2,664,262	1,578,216
Shares reinvested	81,230	85,561
Shares redeemed	(2,565,046)	(2,538,421)

Net increase (decrease)	180,446	(874,644)

NOTE 6 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

17

TOREADOR CORE FUND
SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

18

TOREADOR CORE FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, redemption fees on certain redemptions made within 60 days of purchase of Retail Class and Institutional Class shares and (2) ongoing costs, including management fees, administrative services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, May 1, 2016 and held for the six months ended October 31, 2016.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/16	Ending Account Value 10/31/16	Annualized Expense Ratio	Expenses Paid During Period Ended* 10/31/16
Institutional Class Actual	$1,000.00	$1,059.09	0.95%	$4.93
Institutional Class Hypothetical**	$1,000.00	$1,020.25	0.95%	$4.84
Investor Class Actual	$1,000.00	$1,056.86	1.20%	$6.22
Investor Class Hypothetical**	$1,000.00	$1,019.00	1.20%	$6.11

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.
**	5% return before expenses.

19

Investment Advisor:
Toreador Research & Trading, LLC
422 Fleming Street, Suite 7
Key West, Florida 33040

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent, Fund Administration and Fund Accounting:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group™
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Custodian:
Fifth Third Bank
38 Fountain Square Plaza
MD 1090CC
Cincinnati, Ohio 45263

More Information:

For 24 hours, 7 days a week price information, and for information on any series of the World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services, Inc. at (800) 673-0550 Toll Free.

Semi-Annual Report to Shareholders

TOREADOR EXPLORER FUND

For the Six Months Ended
October 31, 2016
(unaudited)

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of October 31, 2016 and are subject to change at any time.

1

2

TOREADOR EXPLORER FUND
SCHEDULE OF INVESTMENTS
October 31, 2016
(unaudited)

		Fair
	Shares	Value

COMMON STOCKS – 95.41%

CONSUMER DISCRETIONARY – 14.15%

American Axle & Manufacturing Holdings, Inc.*	7,684	$137,697
Asbury Automotive Group Inc.*	2,378	121,159
Big Lots, Inc.	2,802	121,607
Cooper Standard Holdings, Inc.*	1,283	117,099
Meritage Homes Corp.*	3,283	101,609
Planet Fitness Inc “A”*	6,759	143,291
Rent-A-Center, Inc.	10,056	101,465
Sinclair Broadcast Group, Inc. “A”*	5,079	127,483
Smith & Wesson Holding Corp.*	4,845	128,053
Taylor Morrison Home Corp. “A”*	8,153	139,090
Tenneco Inc.*	1,938	106,726

		1,345,279

CONSUMER STAPLES – 4.28%
Fresh Del Monte Produce Inc.	2,297	138,624
United Natural Foods, Inc.*	3,066	127,975
USANA Health Sciences, Inc.*	1,096	140,836

		407,435

ENERGY – 5.27%
Diamond Offshore Drilling, Inc.	10,008	165,032
MDU Resources Group, Inc.	7,428	194,688
World Fuel Services Corp.	3,507	141,157

		500,877

FINANCIALS – 18.24%
American Equity Investment Life Holding Co.	5,916	106,074
Bofi Holdings, Inc.*	5,976	111,333
Credit Acceptance Corp.*	557	102,544
Customers Bancorp, Inc.*	4,552	123,223
Enterprise Financial Services Corp.	4,125	136,537
Flagstar Bancorp, Inc.*	4,652	127,604
Fortress Investment Group LLC “A”	21,477	108,459
HFF Inc. - Class A	3,943	105,002
Homestreet Inc.*	4,205	115,848

3

TOREADOR EXPLORER FUND
SCHEDULE OF INVESTMENTS – continued
October 31, 2016
(unaudited)

		Fair
	Shares	Value

COMMON STOCKS – continued

FINANCIALS – continued

MGIC Investment Corp.*	14,720	$120,115
National General Holdings Corp.	5,149	105,812
Nationstar Mortgage Holdings, Inc.*	6,844	103,413
PRA Group, Inc*	3,561	113,596
Radian Group Inc.	9,158	124,457
Walker & Dunlop Inc.*	5,432	130,748

		1,734,765

HEALTH CARE – 14.85%
Air Methods Corp.*	3,372	89,189
Akorn, Inc.*	4,653	111,439
Chemed Corp.	931	131,662
Emergent BioSolutions, Inc.*	4,490	119,973
Enanta Pharmaceuticals, Inc.*	4,799	112,872
The Ensign Group, Inc.	5,515	101,862
HealthSouth Corp.	3,153	126,593
INC Research Holdings Inc.*	3,029	138,425
Merit Medical Systems, Inc.*	5,276	115,808
PRA Health Sciences, Inc.*	2,366	125,919
Surgical Care Affiliates Inc.*	2,521	107,874
VWR Corp.*	4,767	131,140

		1,412,756

INDUSTRIAL – 13.22%
Argan, Inc.	2,198	124,956
CBIZ, Inc.*	12,934	142,921
CEB Inc.	2,024	98,468
Deluxe Corp.	2,105	128,826
H&E Equipment Services, Inc.	7,271	101,430
Hawaiian Holdings, Inc.*	2,926	131,743
Hertz Global Holdings, Inc.*	2,680	88,842
TriNet Group, Inc.*	6,547	122,887
Triumph Group, Inc.	4,708	111,580
Wabash National Corp.*	8,168	91,890
Wesco Aircraft Holdings, Inc.*	8,869	113,967

		1,257,510

4

TOREADOR EXPLORER FUND
SCHEDULE OF INVESTMENTS – continued
October 31, 2016
(unaudited)

		Fair
	Shares	Value

COMMON STOCKS – continued

INFORMATION TECHNOLOGY – 18.22%

CACI International Inc.*	1,177	$115,169
Ciena Corp.*	5,991	116,106
Cirrus Logic, Inc.*	2,333	125,935
CSG Systems International, Inc.	3,008	114,394
j2 Global, Inc.	1,811	128,853
Microsemi Corp.*	2,969	125,084
NETGEAR, Inc.*	2,501	126,300
NeuStar, Inc. Class A*	5,175	116,179
ScanSource, Inc.*	3,602	126,070
Tech Data Corp.*	1,782	137,250
TiVo Corp.*	6,133	121,740
TTM Technologies, Inc.*	11,627	152,895
Vishay Intertechnology, Inc.	8,852	124,813
Web.com Group Inc.*	6,337	102,026

		1,732,814

MATERIALS – 4.46%
Clearwater Paper Corp.*	1,937	102,855
Commercial Metals Co.	6,824	107,205
Stepan Co.	1,539	109,315
Trinseo S.A.*	1,993	104,533

		423,908

TELECOMMUNICATION SERVICES – 0.77%
Vonage Holdings Corp.*	10,619	72,846

UTILITIES – 1.95%
Ormat Technologies Inc.	3,841	185,251

TOTAL COMMON STOCKS – 95.41%
(Cost: $9,226,272)		9,073,441

EXCHANGED TRADED FUNDS – 3.35%
iShares Russell 2000	1,405	166,493
Vanguard Russell 2000	1,601	152,143

		318,636

TOTAL EXCHANGE TRADED FUNDS – 3.35%
(Cost: $312,962)		318,636

5

TOREADOR EXPLORER FUND
SCHEDULE OF INVESTMENTS – continued
October 31, 2016
(unaudited)

		Fair
	Shares	Value

MONEY MARKET FUND – 0.05%
Federated Treasury Obligations Fund 0.13%**	4,615	$4,615

TOTAL MARKET FUND – 0.05%
(Cost: $4,615)		4,615

TOTAL INVESTMENTS – 98.81%
(Cost: $9,543,849 )		9,396,692

Other assets, net of liabilities – 1.19%		113,730

NET ASSETS – 100.00%		$9,510,422

*Non-Income producing
**Effective 7 day yield as of October 31, 2016

See Notes to Financial Statements

6

TOREADOR EXPLORER FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2016 (unaudited)

ASSETS
Investments at fair value (identified cost of $9,543,849)	$9,396,692
Receivable for capital stock sold	233,435
Dividends receivable	8
Due from the Advisor	17,006
Prepaid expenses	23,547

TOTAL ASSETS	9,670,688

LIABILITIES

Payable for securities purchased	151,706
Accrued administration, transfer agent and accounting fees	194
Other accrued expenses	8,366

TOTAL LIABILITIES	160,266

NET ASSETS	$9,510,422

Net Assets Consist of:
Paid-in-capital applicable to 1,056,926 no par value shares of
beneficial interest outstanding, unlimited shares authorized	$10,144,470
Accumulated net investment income (loss)	(17,942)
Accumulated net realized gain (loss) on investments	(468,949)
Net unrealized appreciation (depreciation) of investments	(147,157)

Net Assets	$9,510,422

NET ASSET VALUE PER SHARE
Institutional Class Shares:

Net Assets	$7,051,620
Shares Outstanding (unlimited number of shares of beneficial
interest authorized without par value)	783,151
Net Asset Value and Offering Price Per Share	$9.00

Short-Term Redemption Fee Price Per Share*	$8.82

Investor Class Shares:

Net Assets	$2,458,802
Shares Outstanding (unlimited number of shares of beneficial
interest authorized without par value)	273,775
Net Asset Value and Offering Price Per Share	$8.98

Short-Term Redemption Fee Price Per Share*	$8.80

* Institutional Class and Investor Class will impose a 2% redemption fee on shares redeemed within 60 days of purchase.

See Notes to Financial Statements

7

TOREADOR EXPLORER FUND
STATEMENT OF OPERATIONS

Six months ended
October 31, 2016
(unaudited)

INVESTMENT INCOME
Dividend	$40,646
Interest	132

Total investment income	40,778

EXPENSES
Investment management fees (Note 2)	55,649
Rule 12b-1 and servicing fees Investor Class (Note 2)	3,071
Recordkeeping and administrative services (Note 2)	2,545
Accounting fees (Note 2)	2,023
Custody fees	2,461
Transfer agent fees (Note 2)	3,898
Professional fees	16,489
Filing and registration fees	13,806
Trustees fees	1,737
Compliance fees	3,631
Shareholder services and reports	16,716
Other	8,863

Total expenses	130,889
Fee waivers and reimbursed expenses (Note 2)	(72,169)

Net Expenses	58,720

Net investment income (loss)	(17,942)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(180,344)
Net increase (decrease) in unrealized appreciation (depreciation)
of investments	255,585

Net realized and unrealized gain (loss) on investments	75,241

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$57,299

See Notes to Financial Statements

8

TOREADOR EXPLORER FUND STATEMENTS
OF CHANGES IN NET ASSETS

	Six months ended	For the period
	October 31, 2016	June 11, 2015* to
	(unaudited)	April 30, 2016

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(17,942)	$(2,834)
Net realized gain (loss) on investments	(180,344)	(288,605)
Net increase (decrease) in unrealized
appreciation (depreciation) of investments	255,585	(402,742)

Increase (decrease) in net assets from operations	57,299	(694,181)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	249,710	8,317,409
Investor Class	372,457	2,816,264
Shares redeemed
Institutional Class	(289,215)	(706,003)
Investor Class	(310,647)	(302,671)

Increase (decrease) in net assets from
capital stock transactions	22,305	10,124,999

NET ASSETS

Increase (decrease) during period	79,604	9,430,818
Beginning of period	9,430,818	–

End of period**	$9,510,422	$9,430,818

** Includes undistributed net investment income (loss) of:	$(17,942)	$–

*Inception date

See Notes to Financial Statements

9

TOREADOR EXPLORER FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Institutional Class Shares

	Six months ended		Period
	October 31, 2016		June 11, 2015* to
	(unaudited)		April 30, 2016

Net asset value, beginning of period	$8.96		$10.00
Investment activities
Net investment income (loss)(1)	(0.01)		–	(2)
Net realized and unrealized gain (loss)
on investments	0.05		(1.04)
Total from investment activities	0.04		(1.04)
Net asset value, end of period	$9.00		$8.96

Total Return	0.45%	***	(10.40%	)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.62%	**	2.63%	**
Expenses, net of management fee waivers
and reimbursements	1.14%	**	1.14%	**
Net investment income (loss)	(0.30%	)**	(0.01%	)**
Portfolio turnover rate	30.00%	***	147.10%	***
Net assets, end of period (000’s)	$7,052		$7,048

* Inception date
** Annualized
*** Not annualized
(1) Per share amounts calculated using the average number of shares outstanding throughout each period.
(2) Less than $0.01 per share.

See Notes to Financial Statements

10

TOREADOR EXPLORER FUND
FINANCIAL HIGHLIGHTS – continued
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Investor Class Shares

	Six months ended		Period
	October 31, 2016		June 30, 2015* to
	(unaudited)		April 30, 2016

Net asset value, beginning of period	$8.95		$9.90
Investment activities
Net investment income (loss)(1)	(0.03)		(0.01)
Net realized and unrealized gain (loss)
on investments	0.06		(0.94)
Total from investment activities	0.03		(0.95)
Net asset value, end of period	$8.98		$8.95

Total Return	0.34%	***	(9.60%	)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.87%	**	2.88%	**
Expenses, net of management fee waivers
and reimbursements	1.39%	**	1.39%	**
Net investment income (loss)	(0.55%	)**	(0.19%	)**
Portfolio turnover rate	30.00%	***	147.10%	***
Net assets, end of period (000’s)	$2,459		$2,383

* Inception date
** Annualized
*** Not annualized
(1) Per share amounts calculated using the average number of shares outstanding throughout each period.

See Notes to Financial Statements

11

TOREADOR EXPLORER FUND
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2016 (unaudited)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The Toreador Explorer Fund (the “Fund”) is a diversified series of the World Funds Trust (“WFT”) which is registered under The Investment Company Act of 1940, as amended, as an open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007. The Fund commenced operations for Institutional shares on June 11, 2015 and on June 30, 2015 for Investor shares.

The investment objective of the Fund is long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board

12

TOREADOR EXPLORER FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
October 31, 2016 (unaudited)

and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2016:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Observable
	Prices	Inputs	Inputs	Total

Common Stocks	$9,073,441	$–	$–	$9,073,441
Exchange Traded Funds	318,636	–	–	318,636
Money Market Fund	4,615	–	–	4,615

	$9,396,692	$–	$–	$9,396,692

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

There were no transfers into or out of any levels during the six months ended October 31, 2016. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the six months ended October 31, 2016.

13

TOREADOR EXPLORER FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
October 31, 2016 (unaudited)

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the Fund’s tax positions since inception and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended October 31, 2016, there were no such reclassifications.

Class Net Asset Values and Expenses

All income and expenses not attributable to a particular class and realized and unrealized gains or losses on investments are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

14

TOREADOR EXPLORER FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
October 31, 2016 (unaudited)

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Fund’s investment advisor, Toreador Research and Trading, (“TRT”) provides investment services for an annual fee of 1.14% of average daily net assets of the Fund.

TRT received, waived, and reimbursed expenses for the six months ended October 31, 2016 as follows:

Management Fee Earned	Management Fee Waived	Expenses Reimbursed

$55,649	$55,649	$16,520

TRT has contractually agreed to reduce fees and/or reimburse expenses until August 31, 2017 in order to keep Net Total Annual Fund Operating Expenses (excluding interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) from exceeding 1.14% of the Fund’s average daily net assets. Each waiver and/or reimbursement of an expense by TRT is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement. This expense limitation agreement may be terminated by TRT or the Board of Trustees of the Trust at any time after August 31, 2017. The total amount of recoverable reimbursements as of October 31, 2016 are as follows:

Recoverable Reimbursements and Expiration Date

2019	2020
$78,578	$72,169

The Fund has adopted a Distribution Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of average daily net assets attributable to its Investor Class shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Investor Class shares. For the six months ended October 31, 2016, the following fees under the Plan were incurred:

Class	Type of Plan	Fees Incurred

Investor Class	12b-1	$3,071

15

TOREADOR EXPLORER FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
October 31, 2016 (unaudited)

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the six months ended October 31, 2016, FDCC received no underwriting fees.

Commonwealth Fund Services, Inc. (“CFS”), acts as the Fund’s administrator, transfer agent and divided disbursing agent and pricing agent. As administrator, CFS provides shareholder services, recordkeeping, administrative and blue-sky filing services. For the six months ended October 31, 2016, the following fees were earned:

Administration	Transfer Agent	Accounting

$2,545	$3,898	$2,023

Certain officers of the Fund are also officers and/or directors of FDCC and CFS. Additionally, John H. Lively of the Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended October 31, 2016, were as follows:

Purchases	Sales

$2,890,976	$2,859,459

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For the six months ended October 31, 2016 and the period ended April 30, 2016 there were no distributions paid.

16

TOREADOR EXPLORER FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
October 31, 2016 (unaudited)

As of October 31, 2016, the components of distributable earnings on a tax basis were as follows:

Accumulated net investment income (loss)	$(17,942)
Accumulated net realized gain (loss) of investments	(468,949)
Net unrealized appreciation (depreciation) of investments	(147,157)
$(634,048)

As of April 30, 2016, the Fund has a capital loss carry forward of $276,000 available to offset future capital gains, if any. To the extent that this carry forward is used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders. $276,000 may be carried forward indefinitely and retains the character of short-term capital loss.

As of October 31, 2016, the cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Total
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)

$9,543,844	$757,755	$(904,912)	$(147,157)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions for each class of shares were:

	Six months ended October 31, 2016 (unaudited)

	Institutional Class Shares	Investor Class Shares

Shares sold	27,669	41,332
Shares reinvested	–	–
Shares redeemed	(30,873)	(33,819)
Net increase (decrease)	(3,204)	7,513

	Period ended April 30, 2016

	Institutional Class Shares*	Investor Class Shares**

Shares sold	865,978	299,730
Shares reinvested	–	–
Shares redeemed	(79,623)	(33,468)
Net increase (decrease)	786,355	266,262

* Inception date for the Institutional Class was June 11, 2015
** Inception date for the Investor Class was June 30, 2015

17

TOREADOR EXPLORER FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
October 31, 2016 (unaudited)

NOTE 6 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

18

TOREADOR EXPLORER FUND
SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

19

TOREADOR EXPLORER FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, redemption fees on certain redemptions made within 60 days of purchase of Retail Class and Institutional Class shares and (2) ongoing costs, including management fees, administrative services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, May 1, 2016 and held for the six months ended October 31, 2016.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/16	Ending Account Value 10/31/16	Annualized Expense Ratio	Expenses Paid During Period Ended* 10/31/16
Institutional Class Actual	$1,000.00	$1,004.46	1.14%	$5.76
Institutional Class Hypothetical**	$1,000.00	$1,019.30	1.14%	$5.80
Investor Class Actual	$1,000.00	$1,003.35	1.39%	$7.02
Investor Class Hypothetical**	$1,000.00	$1,018.05	1.39%	$7.07

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.
** 5% return before expenses.

20

Investment Advisor:
Toreador Research & Trading, LLC
422 Fleming Street, Suite 7
Key West, Florida 33040

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent, Fund Administration and Fund Accounting:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group™
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Custodian:
Fifth Third Bank
38 Fountain Square Plaza
MD 1090CC
Cincinnati, Ohio 45263

More Information:

For 24 hours, 7 days a week price information, and for information on any series of the World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services, Inc. at (800) 673-0550 Toll Free.

ITEM 2.            CODE OF ETHICS

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.            AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.            PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.            AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.            SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.            PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.            SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.            CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.            EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: January 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: January 5, 2017

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Chief Financial Officer
(principal financial officer)

Date: January 5, 2017

* Print the name and title of each signing officer under his or her signature.